Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - Photomedex, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 1,921	$ 644	$ 644
Additions / Settlements		1,277
Ending balance	$ 1,921	$ 1,921	$ 644